Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Business Segment Information
Schedule of segment operating

	Year ended December 31, 2024
		Merchant
	Royalty	Banking	All Other	Total
Revenue from external customers	$20,053	$6,221	$9,028	$35,302
Intersegment sale	—	10,866	14,270	25,136
Interest expense	—	2,465	28	2,493
Depreciation, depletion and amortization	4,492	389	2,340	7,221
Income (loss) before income taxes	(3,469)	1,797	(17,351)	(19,023)

	Year ended December 31, 2023*
		Merchant
	Royalty	Banking	All Other	Total
Revenue from external customers	$35,323	$7,374	$12,247	$54,944
Intersegment sale	—	6,857	13,561	20,418
Interest expense	4	1,629	130	1,763
Depreciation, depletion and amortization	5,168	450	2,311	7,929
Income (loss) before income taxes	11,120	(55)	(868)	10,197

	Year ended December 31, 2022*
		Merchant
	Royalty	Banking	All Other	Total
Revenue from external customers	$29,167	$5,486	$29,036	$63,689
Intersegment sale	—	6,212	14,786	20,998
Interest expense	2	1,554	253	1,809
Depreciation, depletion and amortization	4,637	321	5,741	10,699
Income (loss) before income taxes	1,012	2,900	(27,868)	(23,956)

	As at December 31, 2024
		Merchant
	Royalty	Banking	All Other	Total
Segment assets	$215,827	$100,367	$121,901	$438,095
Segment liabilities	49,857	51,862	26,051	127,770

	As at December 31, 2023*
		Merchant
	Royalty	Banking	All Other	Total
Segment assets	$221,116	$128,977	$102,374	$452,467
Segment liabilities	51,617	50,804	20,376	122,797

*The comparative tables have been reclassified to conform to changes in presentation in the current year.

Schedule of cash flow by operating segments

	Year ended December 31, 2024
		Merchant
	Royalty	Banking	All Other	Total
Cash provided by (used in) operating activities	$(40,438)	$(35,731)	$44,626	$(31,543)
Cash used in investing activities	30,501	3,158	(30,899)	2,760
Cash used in financing activities	—	(1,027)	(130)	(1,157)
Exchange rate effect on cash	51	1,258	2,135	3,444
Change in cash	(9,886)	(32,342)	15,732	(26,496)

	Year ended December 31, 2023*
		Merchant
	Royalty	Banking	All Other	Total
Cash provided by (used in) operating activities	$(7,028)	$25,455	$7,754	$26,181
Cash used in investing activities	—	(6,298)	(9)	(6,307)
Cash used in financing activities	—	(236)	(3,579)	(3,815)
Exchange rate effect on cash	(576)	1,103	(2,051)	(1,524)
Change in cash	(7,604)	20,024	2,115	14,535

	Year ended December 31, 2022*
		Merchant
	Royalty	Banking	All Other	Total
Cash provided by (used in) operating activities	$3,866	$6,949	$19,822	$30,637
Cash used in investing activities	—	(4,670)	(7)	(4,677)
Cash used in financing activities	—	(521)	(16,671)	(17,192)
Exchange rate effect on cash	3	1,625	(1,552)	76
Change in cash	3,869	3,383	1,592	8,844

*The comparative tables have been reclassified to conform to changes in presentation in the current year.

Schedule of geographic information

Years ended December 31:	2024	2023	2022
Canada	$20,668	$39,066	$47,537
Africa	4,171	3,557	3,974
Americas, excluding Canada	1,999	1,860	1,541
Asia	769	1,434	4,951
Europe	7,695	9,027	5,686
	$35,302	$54,944	$63,689

As at December 31:	2024	2023
Canada	$195,047	$197,144
Americas, excluding Canada	—	27
Africa	—	23,433
Asia	—	29
Europe	49,155	45,751
	$244,202	$266,384